RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2022 CAD ($) Share shares	Aug. 31, 2021 CAD ($) Share
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share	5,477,000
Direct expenses and capital expenditures related to CoE	$ 2,837	$ 494
Capital expenditures related to joint operations	$ 1,774	172
Exercise of top-up rights, net of issue costs (in shares) | shares	2,659,716
Advance from joint operator	$ 2,444	0
RSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	1,444,678
PSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	188,273
CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 9,222	1,337
CoE | British American Tobacco, Plc
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	2,404	262
CoE | Organigram Holdings Inc
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 6,818	$ 1,074
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share	3,287,000	830,000
Aggregate fair value stock options granted to key management personnel	$ 3,407	$ 1,550
Key management personnel | RSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	380,372	359,538
Aggregate fair value of RSUs/PSUs granted to key management personnel	$ 1,022	$ 662
Key management personnel | PSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	158,967	270,877
Aggregate fair value of RSUs/PSUs granted to key management personnel	$ 167	$ 291